SHARE BASED COMPENSATION - Options granted to employees (Details) $ / shares in Units, ¥ in Thousands			12 Months Ended										23 Months Ended	24 Months Ended
	Jan. 25, 2021 shares	Jan. 18, 2019 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021
Aggregated intrinsic value
Share-based compensation expense			$ 81,805,000	¥ 573,148		¥ 364,846		¥ 239,506
Legally granted shares | shares			49,426,728
2019 Plan
Number of options
Outstanding, at the beginning of period | shares			1,343,416	1,343,416	4,093,181	4,093,181	28,444,511	28,444,511
Granted | shares		79,015,500	0	0	0	0	0	0
Exercised | shares			(1,343,416)	(1,343,416)	(2,749,765)	(2,749,765)	(24,108,314)	(24,108,314)
Forfeit | shares							(243,016)	(243,016)
Outstanding, at the end of period | shares					1,343,416	1,343,416	4,093,181	4,093,181	28,444,511				28,444,511
Fully vested and exercised at the end of period | shares			66,695,568
Weighted-average exercise price
Outstanding, at the beginning of period | $ / shares			$ 0.0002		$ 0.0002		$ 0.0002
Exercised | $ / shares			0.0002		0.0002		0.0002
Forfeit | $ / shares			0.0002		0.0002		0.0002
Outstanding, at the end of period | $ / shares			0.0002		$ 0.0002		$ 0.0002		$ 0.0002				$ 0.0002
Fully vested and exercised at the end of period | $ / shares			$ 0.0002
Weighted-average remaining contractual term
Weighted-average remaining contractual term of outstanding stock options					4 years 3 months 10 days	4 years 3 months 10 days	6 years 4 months 2 days	6 years 4 months 2 days	7 years 2 months 26 days
Fully vested and exercised at the end of period			3 years 9 months 25 days	3 years 9 months 25 days
Aggregated intrinsic value
Exercised | $			$ 5,816,000		$ 86,175,000		$ 82,205,000
Fully vested and exercised at the end of period | $			288,728,000
Share-based compensation expense | $			$ 0
Term (in years)		10 years
Vesting period (in years)		4 years								4 years	4 years	4 years
2019 Plan | ADSs
Aggregated intrinsic value
Closing price | $ / shares			$ 33.5
2019 Plan | Ordinary shares
Aggregated intrinsic value
Closing price | $ / shares			$ 4.19
2019 Plan | First vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)										40.00%	40.00%	25.00%
2019 Plan | Second vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)										40.00%	40.00%	25.00%		40.00%
2019 Plan | Third vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)										10.00%	10.00%	25.00%
2019 Plan | Fourth vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)										10.00%	10.00%	25.00%
2021 plan
Number of RSUs
Unvested, at the beginning of period | shares			3,198,440	3,198,440	1,378,632	1,378,632	4,184,296	4,184,296
Granted | shares			25,123,272	25,123,272	20,414,456	20,414,456	10,551,248	10,551,248
Vested | shares			(23,461,904)	(23,461,904)	(17,225,016)	(17,225,016)	(13,239,120)	(13,239,120)
Forfeited or cancelled | shares			(1,250,216)	(1,250,216)	(1,369,632)	(1,369,632)	(117,792)	(117,792)
Unvested, at the end of period | shares			3,609,592	3,609,592	3,198,440	3,198,440	1,378,632	1,378,632	4,184,296				4,184,296
Weighted-Average Grant-Date Fair Value
Unvested, at the beginning of period | $ / shares			$ 2.74		$ 2.56		$ 1.23
Granted | $ / shares			3.36		2.76		3.05
Vested | $ / shares			3.26		2.76		2.52
Forfeited or cancelled | $ / shares			3.37		2.76		3.08
Unvested, at the end of period | $ / shares			3.44		2.74		2.56		$ 1.23				$ 1.23
Aggregated intrinsic value
Total weighted average grant-date fair value RSUs (in US dollars per share) | $ / shares			$ 3.36		2.76		3.05
Weighted average period of which unrecognized share-based compensation expense for share options granted, which are expected to be recognized			5 months 12 days	5 months 12 days
Term (in years)	10 years
Vesting period (in years)			4 years	4 years
2021 plan | ADSs
Aggregated intrinsic value
Maximum number of shares authorized | shares	27,846,154
2021 plan | Ordinary shares
Aggregated intrinsic value
Maximum number of shares authorized | shares	222,769,232
2021 plan | Scenario One | First vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			15.00%	15.00%
2021 plan | Scenario One | Second vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			25.00%	25.00%
2021 plan | Scenario One | Third vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			25.00%	25.00%
2021 plan | Scenario One | Fourth vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			35.00%	35.00%
2021 plan | Scenario Two | First vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			25.00%	25.00%
2021 plan | Scenario Two | Second vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			25.00%	25.00%
2021 plan | Scenario Two | Third vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			25.00%	25.00%
2021 plan | Scenario Two | Fourth vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			25.00%	25.00%
2021 plan | RSUs
Aggregated intrinsic value
Weighted average grant date fair value of options granted | $ / shares			$ 3.36		$ 2.76		$ 3.05
Unrecognized share-based compensation expense for share options | $			$ 3,700,000
Vesting period (in years)													1 year
2021 plan | RSUs | Maximum
Aggregated intrinsic value
Vesting period (in years)							4 years	4 years
2021 plan | RSUs | Minimum
Aggregated intrinsic value
Vesting period (in years)			2 years	2 years			2 years	2 years
2021 plan | RSUs | First vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			50.00%	50.00%
2021 plan | RSUs | Second vesting date
Aggregated intrinsic value
Vesting percentage (as a percent)			50.00%	50.00%